INVENTORY (Tables)	12 Months Ended
Dec. 31, 2019
Inventories [Abstract]
Disclosure of inventory

(US $ millions)	Dec 31, 2019	Dec 31, 2018
Raw materials	$62	$72
Finished goods	81	69
Operating and maintenance supplies	87	79
	$230	$220